Segment Information (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues by product and service lines
Total Revenues	$ 768,532	$ 755,639	$ 754,721	$ 747,031	$ 758,467	$ 748,125	$ 752,165	$ 746,498	$ 3,025,923	$ 3,005,255	$ 3,014,703
Records Management
Revenues by product and service lines
Total Revenues									2,245,794	2,212,401	2,201,748
Data Management
Revenues by product and service lines
Total Revenues									527,091	524,627	504,038
Information Destruction
Revenues by product and service lines
Total Revenues									$ 253,038	$ 268,227	$ 308,917